Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Current:
PRC	$ 204,197	$ 175,611	$ 130,927
Deferred:
PRC	(8,086)	(29,317)	(21,237)
Total provision for income taxes	$ 196,111	$ 146,294	$ 109,690